PHOENIX EQUITY TRUST
               Supplement dated January 3, 2005 to the Prospectus
            dated October 21, 2004, as supplemented October 22, 2004


                               PHOENIX SERIES FUND
               Supplement dated January 3, 2005 to the Prospectus dated February 28, 2004, as supplemented July 28, 2004 and October 19, 2004


                   PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
                        Supplement dated January 3, 2005
                     to the Prospectus dated March 15, 2004

IMPORTANT NOTICE TO INVESTORS

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND, PHOENIX-OAKHURST BALANCED FUND AND PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

     Effective January 1, 2005, Steven L. Colton and Dong Hao Zhang, portfolio managers for the equity investment portfolios of the above-named funds, and formerly of the Oakhurst division of Phoenix Investment Counsel, Inc. ("Phoenix"), are associated with Engemann Asset Management, an affiliate of Phoenix. These individuals will continue in their current roles as portfolio managers for each of these funds, which will continue to have the same investment objectives and use the same investment strategies.

     Effective January 1, 2005, the name of each of the following funds has changed as indicated:

         -------------------------------------------------- -------------------------------------------------
                             OLD NAME                                           NEW NAME
         -------------------------------------------------- -------------------------------------------------
         Phoenix-Oakhurst Balanced Fund                     Phoenix Balanced Fund
         -------------------------------------------------- -------------------------------------------------
         Phoenix-Oakhurst Strategic Allocation Fund         Phoenix Strategic Allocation Fund
         -------------------------------------------------- -------------------------------------------------

         Additionally, the name of the trust known as Phoenix-Oakhurst Strategic Allocation Fund has changed to Phoenix Strategic Allocation Fund. The name of the Phoenix-Aberdeen Worldwide Opportunities Fund has not been changed.

     Effective January 1, 2005, Engemann Asset Management ("Engemann") is subadviser to: Phoenix-Aberdeen Worldwide Opportunities Fund within the Phoenix Equity Trust, Phoenix Balanced Fund within the Phoenix Series Fund and Phoenix Strategic Allocation Fund. The Prospectus of each of these funds is, therefore, hereby supplemented by the addition of the following information about Engemann:

     Engemann Asset Management ("Engemann") is the investment subadviser and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to four fund companies totaling nine mutual funds, as subadviser to five fund companies totaling eight mutual funds and as investment adviser to institutions and individuals. As of September 30, 2004, Engemann had $3.8 billion in assets under management. Engemann is an affiliate of Phoenix Investment Counsel, Inc. ("Phoenix"), the funds' investment adviser, and has been an investment adviser since 1969.

     As subadviser, Engemann is responsible for the day-to-day management of the equity investment portfolio of Phoenix Balanced Fund and Phoenix Strategic Allocation Fund and of the domestic equity investment portfolio of Phoenix-Aberdeen Worldwide Opportunities Fund. Phoenix, as investment adviser to each of the funds, is responsible for managing each fund's investment program and for the general operations of each fund.

     The respective teams of investment professionals currently managing each fund's portfolio has NOT changed as a result of the naming of Engemann as subadviser. Each fund will continue to be managed by the existing teams of equity and/or fixed income professionals. Additionally, the investment management fee paid by each of the funds has NOT changed.

PHOENIX-DUFF & PHELPS CORE BOND FUND

     Effective January 1, 2005, the name of the fund is changed as follows:

         --------------------------------------------------- -----------------------------------------------
                              OLD NAME                                          NEW NAME
         --------------------------------------------------- -----------------------------------------------
         Phoenix-Duff & Phelps Core Bond Fund                Phoenix Core Bond Fund
         --------------------------------------------------- -----------------------------------------------

     Effective January 1, 2005, Phoenix Investment Counsel, Inc. ("Phoenix") is investment adviser to the Phoenix Core Bond Fund, replacing Duff & Phelps Investment Management Co. ("Duff & Phelps"), an affiliate of Phoenix. The fund will continue to have the same investment objective and use the same investment strategies. All references to Duff & Phelps in the fund's current Prospectus are hereby replaced with Phoenix and the following paragraph replaces the first paragraph under the heading "The Adviser" on page 5 of the Prospectus:

     Phoenix Investment Counsel, Inc. ("Phoenix") is the investment adviser to the fund and is located at 56 Prospect Street, Hartford, CT 06115. Phoenix acts as investment adviser to 13 fund companies totaling 35 mutual funds and as adviser to institutional clients. As of September 30, 2004, Phoenix had $21.4 billion in assets under management. Phoenix has acted as an investment adviser for over sixty years.

     The investment management fee paid by the fund has NOT changed as a result of this change of investment adviser.

     The disclosure under the subheading "Portfolio Management" on page 5 of the current Prospectus is replaced in its entirety with the following:

     Christopher J. Kelleher serves as Portfolio Manager of the fund and as such is primarily responsible for the day-to-day management of the fund's portfolio. Mr. Kelleher is Managing Director of Phoenix and has been with Phoenix for 19 years. Mr. Kelleher is a Certified Public Accountant and has earned the right to use the Chartered Financial Analyst designation.


           INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS
                              FOR FUTURE REFERENCE.


PXP 4111/NameChanges (1/05)

                              PHOENIX EQUITY TRUST
   Supplement dated January 3, 2005 to the Statement of Additional Information dated October 21, 2004, as supplemented October 22, 2004


                               PHOENIX SERIES FUND
   Supplement dated January 3, 2005 to the Statement of Additional Information
            dated February 28, 2004, as supplemented April 15, 2004,
                       July 28, 2004 and October 19, 2004


                   PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND
   Supplement dated January 3, 2005 to the Statement of Additional Information
              dated March 15, 2004, as supplemented April 15, 2004


IMPORTANT NOTICE TO INVESTORS

PHOENIX-ABERDEEN WORLDWIDE OPPORTUNITIES FUND, PHOENIX-OAKHURST BALANCED FUND AND PHOENIX-OAKHURST STRATEGIC ALLOCATION FUND

     Effective January 1, 2005, the name of each of the following funds has changed as indicated:

         -------------------------------------------------- -------------------------------------------------
                             OLD NAME                                           NEW NAME
         -------------------------------------------------- -------------------------------------------------
         Phoenix-Oakhurst Balanced Fund                     Phoenix Balanced Fund
         -------------------------------------------------- -------------------------------------------------
         Phoenix-Oakhurst Strategic Allocation Fund         Phoenix Strategic Allocation Fund
         -------------------------------------------------- -------------------------------------------------

         Additionally, the name of the trust known as Phoenix-Oakhurst Strategic Allocation Fund has changed to Phoenix Strategic Allocation Fund. The name of the Phoenix-Aberdeen Worldwide Opportunities Fund has not been changed.

     Effective January 1, 2005, Engemann Asset Management ("Engemann") is subadviser to: Phoenix-Aberdeen Worldwide Opportunities Fund within the Phoenix Equity Trust, Phoenix Balanced Fund within the Phoenix Series Fund and Phoenix Strategic Allocation Fund. The Statements of Additional Information of each of these funds is, therefore, hereby supplemented by the addition of the following information about Engemann:

     Engemann Asset Management ("Engemann") is the investment subadviser and is located at 600 North Rosemead Boulevard, Pasadena, California 91107. Engemann acts as adviser to four fund companies totaling nine mutual funds, as subadviser to five fund companies totaling eight mutual funds and as investment adviser to institutions and individuals. As of September 30, 2004, Engemann had $3.8 billion in assets under management. Engemann is an affiliate of Phoenix Investment Counsel, Inc. ("Phoenix"), the funds' investment adviser, and has been an investment adviser since 1969.

PHOENIX-DUFF & PHELPS CORE BOND FUND OF THE PHOENIX SERIES FUND

     Effective January 1, 2005, the name of the fund is changed as follows:

         --------------------------------------------------- -----------------------------------------------
                              OLD NAME                                          NEW NAME
         --------------------------------------------------- -----------------------------------------------
         Phoenix-Duff & Phelps Core Bond Fund                Phoenix Core Bond Fund
         --------------------------------------------------- -----------------------------------------------

     Effective January 1, 2005, Phoenix Investment Counsel, Inc. ("PIC") is investment adviser to the Phoenix Core Bond Fund, replacing Duff & Phelps Investment Management Co. ("Duff & Phelps"), an affiliate of PIC. All references to Duff & Phelps in the fund's current Statement of Additional Information are hereby replaced with PIC and the following replaces in its entirety the first paragraph under the heading "Services of the Adviser" on page 13 of the Phoenix Series Fund Statement of Additional Information: "Phoenix Investment Counsel, Inc. ("PIC" or "Adviser") is the investment adviser to each of the funds and is located at 56 Prospect Street, Hartford, CT 06115." Additionally, the fifth paragraph of the referenced section is hereby deleted.

                INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
            STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.


PXP 4111-B/NameChanges (1/05)